Quarterly Consolidated Financial Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 1,264,674	$ 1,228,918	$ 1,261,397	$ 1,272,610	$ 1,194,890	$ 1,160,690	$ 1,175,915	$ 1,243,740	$ 5,027,599	$ 4,775,235	$ 4,793,342
Net income (loss):
Income (loss) from continuing operations	(4,803)	7,222	(20,450)	22,927	(50,334)	(15,357)	13,879	11,179	4,896	(40,633)	(45,949)
Discontinued operations, net of income taxes:
Loss from operations	(28,743)	(8,677)	(8,768)	(7,442)	(7,563)	(25,871)	(1,200)	(5,681)	(53,630)	(40,315)	11,370
Loss on divestiture of operations	(9,061)	1,387	(2,018)	(3,006)	(5,994)	(65,016)	(10,852)	(2,025)	(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations	(37,804)	(7,290)	(10,786)	(10,448)	(13,557)	(90,887)	(12,052)	(7,706)	(66,328)	(124,202)	6,625
Net loss	(42,607)	(68)	(31,236)	12,479	(63,891)	(106,244)	1,827	3,473	(61,432)	(164,835)	(39,324)
(Earnings) loss attributable to noncontrolling interests
Continuing operations	(5,143)	(4,372)	(4,828)	(4,529)	(2,466)	(841)	(116)	(467)	(18,872)	(3,890)	(1,382)
Discontinued operations	66	78	253	70	61	87	34	51	467	233	339
(Earnings) loss attributable to noncontrolling interests	(5,077)	(4,294)	(4,575)	(4,459)	(2,405)	(754)	(82)	(416)	(18,405)	(3,657)	(1,043)
Loss attributable to Kindred	$ (47,684)	$ (4,362)	$ (35,811)	$ 8,020	$ (66,296)	$ (106,998)	$ 1,745	$ 3,057	$ (79,837)	$ (168,492)	$ (40,367)
Basic:
Loss from continuing operations	$ (0.15)	$ 0.04	$ (0.47)	$ 0.34	$ (1.01)	$ (0.31)	$ 0.25	$ 0.20	$ (0.24)	$ (0.85)	$ (0.92)
Discontinued operations:
Loss from operations	(0.44)	(0.13)	(0.16)	(0.13)	(0.15)	(0.49)	(0.02)	(0.10)
Gain (loss) on divestiture of operations	(0.14)	0.02	(0.04)	(0.06)	(0.11)	(1.24)	(0.20)	(0.04)
Loss from discontinued operations	(0.58)	(0.11)	(0.20)	(0.19)	(0.26)	(1.73)	(0.22)	(0.14)	(0.91)	(0.77)	0.23
Net loss	(0.73)	(0.07)	(0.67)	0.15	(1.27)	(2.04)	0.03	0.06	(1.36)	(3.23)	(0.78)
Diluted:
Loss from continuing operations, Diluted	(0.15)	0.04	(0.47)	0.34	(1.01)	(0.31)	0.25	0.20	(0.24)	(0.85)	(0.92)
Discontinued operations:
Loss from operations	(0.44)	(0.13)	(0.16)	(0.13)	(0.15)	(0.49)	(0.02)	(0.10)
Gain (loss) on divestiture of operations	(0.14)	0.02	(0.04)	(0.06)	(0.11)	(1.24)	(0.20)	(0.04)
Loss from discontinued operations	(0.58)	(0.11)	(0.20)	(0.19)	(0.26)	(1.73)	(0.22)	(0.14)	(0.91)	(0.77)	0.23
Net loss	$ (0.73)	$ (0.07)	$ (0.67)	$ 0.15	$ (1.27)	$ (2.04)	$ 0.03	$ 0.06	$ (1.36)	$ (3.23)	$ (0.78)
Shares used in computing earnings (loss) per common share:
Basic	65,135	62,863	53,714	52,641	52,344	52,323	52,265	52,062	58,634	52,249	51,659
Diluted	65,135	62,902	53,714	52,711	52,344	52,323	52,284	52,083	58,634	52,249	51,659
Market prices:
High	$ 22.12	$ 24.94	$ 26.81	$ 23.57	$ 20.51	$ 16.63	$ 14.49	$ 11.74
Low	$ 17.72	$ 18.80	$ 21.74	$ 17.59	$ 13.13	$ 12.50	$ 9.75	$ 10.21